Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,072	$ 3,422	$ 5,466	$ 5,853
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,693	1,544	3,012	2,883
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,379	1,258	2,454	2,350
Restructuring And Other Charges
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 620		$ 620